Summary of Liabilities for Variable Contract Guarantees (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	$ 2,634,104	$ 2,818,888
Incurred guaranteed benefits	(242,481)	(118,277)
Paid guaranteed benefits	(23,282)	(66,507)
Ending balance	2,368,341	2,634,104
Guaranteed Minimum Death Benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	89,274	97,027
Incurred guaranteed benefits	5,492	9,845
Paid guaranteed benefits	(12,789)	(17,598)
Ending balance	81,977	89,274
Guaranteed Minimum Income Benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	145,233	176,465
Incurred guaranteed benefits	(35,136)	(17,290)
Paid guaranteed benefits	(9,999)	(13,942)
Ending balance	100,098	145,233
Guaranteed Minimum Accumulation Benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	243,363	374,857
Incurred guaranteed benefits	(61,660)	(96,596)
Paid guaranteed benefits	(355)	(34,898)
Ending balance	181,348	243,363
Guaranteed Minimum Withdrawal Benefit
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Beginning balance	2,156,234	2,170,539
Incurred guaranteed benefits	(151,177)	(14,236)
Paid guaranteed benefits	(139)	(69)
Ending balance	$ 2,004,918	$ 2,156,234